STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Communication Services - 3.3%
Advertising - 0.3%
Interpublic Group of Cos., Inc.	1,918	$53,531

Alternative Carriers - 0.3%
AST SpaceMobile, Inc. (a)	1,042	51,141

Broadcasting - 0.3%
Paramount Skydance Corp.	3,223	60,979

Cable & Satellite - 0.6%
EchoStar Corp. - Class A (a)	707	53,986
Liberty Broadband Corp. - Class A (a)	87	5,510
Liberty Broadband Corp. - Class C (a)	601	38,188
Sirius XM Holdings, Inc.	995	23,159
		120,843
Integrated Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)	1,297	48,443

Interactive Media & Services - 0.2%
Match Group, Inc.	1,286	45,422

Movies & Entertainment - 0.5%
Liberty Media Corp.-Liberty Live - Class A (a)	105	9,901
Liberty Media Corp.-Liberty Live - Class C (a)	246	23,855
Roku, Inc. (a)	678	67,888
		101,644
Publishing - 0.7%
New York Times Co. - Class A	804	46,150
News Corp. - Class A	1,987	61,021
News Corp. - Class B	586	20,246
		127,417
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	533	25,872
Total Communication Services		635,292

Consumer Discretionary - 11.3%
Apparel Retail - 0.7%
Burlington Stores, Inc. (a)	338	86,021
Gap, Inc.	1,299	27,785
Urban Outfitters, Inc. (a)	339	24,215
		138,021

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Apparel, Accessories & Luxury Goods - 0.4%
Levi Strauss & Co. - Class A	539	$12,559
Ralph Lauren Corp.	198	62,085
		74,644
Automobile Manufacturers - 0.1%
Lucid Group, Inc. (a)	680	16,177

Automotive Parts & Equipment - 0.3%
BorgWarner, Inc.	1,149	50,510

Automotive Retail - 0.9%
AutoNation, Inc. (a)	182	39,816
CarMax, Inc. (a)	788	35,358
Lithia Motors, Inc.	135	42,660
Murphy USA, Inc.	95	36,885
Penske Automotive Group, Inc.	100	17,391
		172,110
Broadline Retail - 0.3%
Dillard's, Inc. - Class A	19	11,675
Ollie's Bargain Outlet Holdings, Inc. (a)	323	41,473
		53,148
Casinos & Gaming - 1.1%
Boyd Gaming Corp.	301	26,021
Churchill Downs, Inc.	324	31,431
Light & Wonder, Inc. (a)	442	37,102
MGM Resorts International (a)	1,003	34,764
Red Rock Resorts, Inc. - Class A	266	16,242
Sportradar Group AG - Class A (a)	793	21,332
Wynn Resorts Ltd.	412	52,847
		219,739
Computer & Electronics Retail - 0.3%
GameStop Corp. - Class A (a)	2,154	58,761

Distributors - 0.5%
LKQ Corp.	1,349	41,198
Pool Corp.	183	56,743
		97,941
Education Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	299	32,462
Duolingo, Inc. (a)	201	64,690
		97,152
Footwear - 0.3%
On Holding AG - Class A (a)	1,270	53,785

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Home Furnishings - 0.7%
Mohawk Industries, Inc. (a)	272	$35,066
Somnigroup International, Inc.	1,082	91,245
		126,311
Home Improvement Retail - 0.2%
Floor & Decor Holdings, Inc. - Class A (a)	564	41,567

Homebuilding - 0.7%
Toll Brothers, Inc.	515	71,142
TopBuild Corp. (a)	150	58,629
		129,771

Homefurnishing Retail - 0.2%
Wayfair, Inc. - Class A (a)	522	46,630

Hotels, Resorts & Cruise Lines - 0.6%
Hyatt Hotels Corp. - Class A	212	30,089
Norwegian Cruise Line Holdings Ltd. (a)	2,453	60,417
Wyndham Hotels & Resorts, Inc.	393	31,401
		121,907
Household Appliances - 0.2%
SharkNinja, Inc. (a)	410	42,292

Leisure Facilities - 0.3%
Life Time Group Holdings, Inc. (a)	692	19,099
Planet Fitness, Inc. - Class A (a)	441	45,776
		64,875
Leisure Products - 0.3%
Hasbro, Inc.	694	52,640

Other Specialty Retail - 0.9%
Bath & Body Works, Inc.	1,109	28,568
Chewy, Inc. - Class A (a)	906	36,648
Dick's Sporting Goods, Inc.	340	75,555
Five Below, Inc. (a)	283	43,780
		184,551
Restaurants - 1.2%
Aramark	1,372	52,685
Brinker International, Inc. (a)	229	29,010
Cava Group, Inc. (a)	522	31,534
Dutch Bros, Inc. - Class A (a)	635	33,236
Texas Roadhouse, Inc.	348	57,820
Wingstop, Inc.	146	36,745
		241,030

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Specialized Consumer Services - 0.6%
ADT, Inc.	2,343	$20,408
H&R Block, Inc.	697	35,247
Service Corp. International	724	60,251
		115,906
Total Consumer Discretionary		2,199,468

Consumer Staples - 5.2%
Agricultural Products & Services - 0.6%
Bunge Global SA	872	70,850
Ingredion, Inc.	337	41,151
		112,001
Brewers - 0.2%
Molson Coors Beverage Co. - Class B	892	40,363

Consumer Staples Merchandise Retail - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	691	64,436

Food Distributors - 0.9%
Performance Food Group Co. (a)	810	84,272
US Foods Holding Corp. (a)	1,235	94,626
		178,898
Food Retail - 1.2%
Albertsons Cos., Inc. - Class A	1,670	29,242
Casey's General Stores, Inc.	199	112,499
Maplebear, Inc. (a)	982	36,098
Sprouts Farmers Market, Inc. (a)	537	58,425
		236,264
Packaged Foods & Meats - 1.0%
Campbell's Co.	1,034	32,654
Conagra Brands, Inc.	2,500	45,775
J M Smucker Co.	537	58,318
Lamb Weston Holdings, Inc.	728	42,282
Pilgrim's Pride Corp.	231	9,407
		188,436
Personal Care Products - 0.3%
BellRing Brands, Inc. (a)	662	24,064
elf Beauty, Inc. (a)	291	38,551
		62,615
Soft Drinks & Non-alcoholic Beverages - 0.6%
Celsius Holdings, Inc. (a)	1,007	57,892
Coca-Cola Consolidated, Inc.	295	34,562
Primo Brands Corp.	1,347	29,769
		122,223
Total Consumer Staples		1,005,236

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Energy - 2.6%
Oil & Gas Exploration & Production - 1.7%
Antero Resources Corp. (a)	1,531	$51,380
APA Corp.	1,895	46,011
Chord Energy Corp.	298	29,612
Matador Resources Co.	605	27,183
Ovintiv, Inc.	1,335	53,907
Permian Resources Corp.	3,586	45,901
Range Resources Corp.	1,224	46,071
Viper Energy, Inc. - Class A	880	33,634
		333,699
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	838	43,861

Oil & Gas Storage & Transportation - 0.7%
Antero Midstream Corp.	1,750	34,020
DT Midstream, Inc.	561	63,427
Hess Midstream LP - Class A	688	23,770
Kinetik Holdings, Inc.	229	9,787
		131,004
Total Energy		508,564

Financials - 13.4%
Asset Management & Custody Banks - 1.1%
Franklin Resources, Inc.	1,647	38,095
Hamilton Lane, Inc. - Class A	207	27,902
Invesco Ltd.	2,324	53,313
Janus Henderson Group PLC	653	29,065
SEI Investments Co.	598	50,740
StepStone Group, Inc. - Class A	362	23,642
		222,757
Commercial & Residential Mortgage Finance - 0.4%
Mr Cooper Group, Inc.	330	69,560
UWM Holdings Corp.	875	5,329
		74,889
Consumer Finance - 0.7%
Ally Financial, Inc.	1,446	56,683
OneMain Holdings, Inc.	625	35,288
SLM Corp.	1,029	28,483
Upstart Holdings, Inc. (a)	434	22,047
		142,501
Diversified Banks - 0.8%
Comerica, Inc.	687	47,074
KeyCorp	5,867	109,654
		156,728

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	1,596	$81,045
Voya Financial, Inc.	503	37,624
		118,669
Financial Exchanges & Data - 0.3%
MarketAxess Holdings, Inc.	191	33,282
Morningstar, Inc.	130	30,161
		63,443
Insurance Brokers - 0.2%
Ryan Specialty Holdings, Inc.	559	31,505

Investment Banking & Brokerage - 1.4%
Evercore, Inc. - Class A	190	64,091
Houlihan Lokey, Inc.	287	58,927
Jefferies Financial Group, Inc.	782	51,158
PJT Partners, Inc. - Class A	116	20,617
Stifel Financial Corp.	512	58,096
Virtu Financial, Inc. - Class A	420	14,910
		267,799
Life & Health Insurance - 0.9%
Globe Life, Inc.	424	60,619
Primerica, Inc.	174	48,301
Unum Group	867	67,435
		176,355

Property & Casualty Insurance - 1.7%
American Financial Group, Inc.	379	55,228
Assurant, Inc.	265	57,399
Axis Capital Holdings Ltd.	390	37,362
Fidelity National Financial, Inc.	1,379	83,416
Kinsale Capital Group, Inc.	116	49,330
Old Republic International Corp.	1,198	50,879
		333,614
Regional Banks - 3.8%
BOK Financial Corp.	117	13,039
Cadence Bank	953	35,776
Commerce Bancshares, Inc.	679	40,577
Cullen/Frost Bankers, Inc.	316	40,059
East West Bancorp, Inc.	721	76,750
First Horizon Corp.	2,630	59,464
Old National Bancorp	1,916	42,056
Pinnacle Financial Partners, Inc.	401	37,610
Popular, Inc.	353	44,835
Prosperity Bancshares, Inc.	481	31,914
Southstate Bank Corp.	530	52,401

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Regional Banks - 3.8% (Continued)
Synovus Financial Corp.	696	$34,160
UMB Financial Corp.	359	42,488
Webster Financial Corp.	881	52,367
Western Alliance Bancorp	552	47,869
Wintrust Financial Corp.	347	45,957
Zions Bancorp NA	766	43,340
		740,662
Reinsurance - 1.1%
Everest Group Ltd.	221	77,401
Reinsurance Group of America, Inc.	347	66,669
RenaissanceRe Holdings Ltd.	243	61,705
		205,775
Transaction & Payment Processing Services - 0.4%
Jack Henry & Associates, Inc.	382	56,891
Shift4 Payments, Inc. - Class A (a)	345	26,703
		83,594
Total Financials		2,618,291

Health Care - 9.4%
Biotechnology - 2.7%
BioMarin Pharmaceutical, Inc. (a)	1,002	54,268
Bridgebio Pharma, Inc. (a)	882	45,811
Exact Sciences Corp. (a)	972	53,178
Exelixis, Inc. (a)	1,363	56,292
Halozyme Therapeutics, Inc. (a)	643	47,158
Ionis Pharmaceuticals, Inc. (a)	815	53,317
Madrigal Pharmaceuticals, Inc. (a)	99	45,407
Neurocrine Biosciences, Inc. (a)	516	72,436
Revolution Medicines, Inc. (a)	908	42,404
Roivant Sciences Ltd. (a)	2,300	34,799
Summit Therapeutics, Inc. (a)	613	12,665
		517,735
Health Care Distributors - 0.2%
Henry Schein, Inc. (a)	550	36,503

Health Care Equipment - 0.6%
Globus Medical, Inc. - Class A (a)	592	33,904
Masimo Corp. (a)	264	38,953
Penumbra, Inc. (a)	200	50,664
		123,521
Health Care Facilities - 1.4%
Encompass Health Corp.	525	66,686
Ensign Group, Inc.	298	51,485

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Health Care Facilities - 1.4% (Continued)
Tenet Healthcare Corp. (a)	466	$94,617
Universal Health Services, Inc. - Class B	284	58,061
		270,849
Health Care Services - 0.4%
DaVita, Inc. (a)	200	26,574
Hims & Hers Health, Inc. (a)	933	52,920
		79,494
Health Care Supplies - 0.3%
Solventum Corp. (a)	731	53,363

Health Care Technology - 0.2%
Doximity, Inc. - Class A (a)	635	46,450

Life Sciences Tools & Services - 2.1%
Avantor, Inc. (a)	3,442	42,956
Bio-Rad Laboratories, Inc. - Class A (a)	98	27,478
Bio-Techne Corp.	819	45,561
Charles River Laboratories International, Inc. (a)	256	40,054
Medpace Holdings, Inc. (a)	117	60,157
QIAGEN NV	1,176	52,544
Repligen Corp. (a)	280	37,427
Revvity, Inc.	619	54,255
Tempus AI, Inc. (a)	535	43,180
		403,612
Managed Health Care - 0.5%
HealthEquity, Inc. (a)	445	42,173
Molina Healthcare, Inc. (a)	283	54,155
		96,328
Pharmaceuticals - 1.0%
Corcept Therapeutics, Inc. (a)	478	39,727
Elanco Animal Health, Inc. (a)	2,741	55,204
Jazz Pharmaceuticals PLC (a)	330	43,494
Viatris, Inc.	6,157	60,954
		199,379
Total Health Care		1,827,234

Industrials - 24.4%
Aerospace & Defense - 3.8%
AeroVironment, Inc. (a)	195	61,403
Archer Aviation, Inc. - Class A (a)	2,770	26,537
ATI, Inc. (a)	736	59,866
BWX Technologies, Inc.	480	88,498
Curtiss-Wright Corp.	202	109,674
Huntington Ingalls Industries, Inc.	203	58,446

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Aerospace & Defense - 3.8% (Continued)
Karman Holdings, Inc. (a)	125	$9,025
Kratos Defense & Security Solutions, Inc. (a)	869	79,400
Leonardo DRS, Inc.	398	18,069
Loar Holdings, Inc. (a)	236	18,880
Moog, Inc. - Class A	147	30,527
StandardAero, Inc. (a)	573	15,637
Textron, Inc.	932	78,745
Woodward, Inc.	311	78,593
		733,300
Agricultural & Farm Machinery - 0.6%
AGCO Corp.	325	34,798
CNH Industrial NV	4,207	45,646
Toro Co.	516	39,319
		119,763
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	609	80,631

Building Products - 2.7%
A O Smith Corp.	598	43,899
AAON, Inc.	355	33,171
Advanced Drainage Systems, Inc.	404	56,035
Allegion PLC	451	79,985
Armstrong World Industries, Inc.	225	44,102
Carlisle Cos., Inc.	226	74,345
Fortune Brands Innovations, Inc.	631	33,689
Owens Corning	444	62,808
Simpson Manufacturing Co., Inc.	220	36,841
Trex Co., Inc. (a)	562	29,039
Zurn Elkay Water Solutions Corp.	858	40,352
		534,266
Cargo Ground Transportation - 1.1%
Knight-Swift Transportation Holdings, Inc.	829	32,754
Ryder System, Inc.	199	37,539
Saia, Inc. (a)	140	41,910
U-Haul Holding Co.	527	26,824
U-Haul Holding Co. (a)	41	2,340
XPO, Inc. (a)	614	79,372
		220,739
Construction & Engineering - 2.2%
AECOM	710	92,634
API Group Corp. (a)	1,945	66,850
Dycom Industries, Inc. (a)	147	42,889
Fluor Corp. (a)	856	36,012
IES Holdings, Inc. (a)	44	17,496

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Construction & Engineering - 2.2% (Continued)
MasTec, Inc. (a)	325	$69,163
Sterling Infrastructure, Inc. (a)	155	52,650
Valmont Industries, Inc.	104	40,324
		418,018
Construction Machinery & Heavy Transportation Equipment - 0.6%
Allison Transmission Holdings, Inc.	441	37,432
Federal Signal Corp.	314	37,363
Oshkosh Corp.	337	43,709
		118,504
Data Processing & Outsourced Services - 0.4%
ExlService Holdings, Inc. (a)	818	36,016
Genpact Ltd.	911	38,162
		74,178
Electrical Components & Equipment - 1.6%
Acuity Brands, Inc.	161	55,447
Generac Holdings, Inc. (a)	322	53,903
NEXTracker, Inc. - Class A (a)	793	58,674
nVent Electric PLC	860	84,830
Regal Rexnord Corp.	348	49,917
		302,771
Environmental & Facilities Services - 0.7%
Casella Waste Systems, Inc. - Class A (a)	328	31,121
Clean Harbors, Inc. (a)	256	59,448
Tetra Tech, Inc.	1,384	46,198
		136,767
Heavy Electrical Equipment - 0.6%
Bloom Energy Corp. - Class A (a)	1,117	94,465
NuScale Power Corp. (a)	628	22,608
		117,073
Human Resource & Employment Services - 0.8%
Dayforce, Inc. (a)	822	56,628
Paycom Software, Inc.	271	56,406
Paylocity Holding Corp. (a)	230	36,632
		149,666
Industrial Machinery & Supplies & Components - 5.4%
Chart Industries, Inc. (a)	236	47,235
Crane Co.	257	47,324
Donaldson Co., Inc.	610	49,929
Esab Corp.	299	33,410
Flowserve Corp.	686	36,454
Gates Industrial Corp. PLC (a)	1,334	33,110
Graco, Inc.	865	73,490
ITT, Inc.	412	73,649
JBT Marel Corp.	270	37,922

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 5.4% (Continued)
Lincoln Electric Holdings, Inc.	293	$69,098
Middleby Corp. (a)	261	34,695
Mueller Industries, Inc.	570	57,633
Nordson Corp.	278	63,092
Pentair PLC	877	97,137
RBC Bearings, Inc. (a)	163	63,617
Snap-on, Inc.	275	95,296
SPX Technologies, Inc. (a)	239	44,640
Stanley Black & Decker, Inc.	815	60,579
Watts Water Technologies, Inc. - Class A	143	39,937
		1,058,247
Marine Transportation - 0.1%
Kirby Corp. (a)	294	24,534

Office Services & Supplies - 0.2%
MSA Safety, Inc.	196	33,726

Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	924	10,386
Joby Aviation, Inc. (a)	2,292	36,993
		47,379
Research & Consulting Services - 0.5%
CACI International, Inc. - Class A (a)	114	56,861
Parsons Corp. (a)	282	23,383
UL Solutions, Inc.	325	23,030
		103,274
Trading Companies & Distributors - 2.5%
AerCap Holdings NV	943	114,103
Air Lease Corp.	530	33,734
Applied Industrial Technologies, Inc.	198	51,688
Core & Main, Inc. - Class A (a)	1,000	53,830
FTAI Aviation Ltd.	544	90,772
QXO, Inc. (a)	2,815	53,654
SiteOne Landscape Supply, Inc. (a)	232	29,882
WESCO International, Inc.	250	52,875
		480,538
Total Industrials		4,753,374

Information Technology - 14.7%
Application Software - 3.9%
Appfolio, Inc. - Class A (a)	113	31,149
Aurora Innovation, Inc. (a)	7,088	38,204
CCC Intelligent Solutions Holdings, Inc. (a)	2,975	27,102
Confluent, Inc. - Class A (a)	1,326	26,255

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Application Software - 3.9% (Continued)
Docusign, Inc. (a)	1,054	$75,983
Dropbox, Inc. - Class A (a)	1,013	30,603
Dynatrace, Inc. (a)	1,584	76,745
Elastic NV (a)	481	40,640
Guidewire Software, Inc. (a)	449	103,207
Informatica, Inc. - Class A (a)	569	14,134
InterDigital, Inc.	134	46,261
Klaviyo, Inc. - Class A (a)	518	14,343
Manhattan Associates, Inc. (a)	315	64,569
Pegasystems, Inc.	485	27,887
Procore Technologies, Inc. (a)	596	43,460
ServiceTitan, Inc. - Class A (a)	271	27,325
Unity Software, Inc. (a)	1,618	64,785
		752,652
Communications Equipment - 1.4%
Ciena Corp. (a)	751	109,398
F5, Inc. (a)	307	99,219
Lumentum Holdings, Inc. (a)	353	57,437
		266,054
Electronic Components - 0.6%
Coherent Corp. (a)	806	86,823
Littelfuse, Inc.	128	33,153
		119,976
Electronic Equipment & Instruments - 0.1%
Itron, Inc. (a)	237	29,521

Electronic Manufacturing Services - 0.6%
Flex Ltd. (a)	1,996	115,708

Internet Services & Infrastructure - 0.3%
Akamai Technologies, Inc. (a)	756	57,275

IT Consulting & Other Services - 0.6%
Amdocs Ltd.	587	48,163
EPAM Systems, Inc. (a)	288	43,428
Kyndryl Holdings, Inc. (a)	1,197	35,946
		127,537
Semiconductor Materials & Equipment - 0.6%
Entegris, Inc.	795	73,506
MKS, Inc.	352	43,567
		117,073
Semiconductors - 2.1%
Credo Technology Group Holding Ltd. (a)	799	116,342
Lattice Semiconductor Corp. (a)	713	52,277

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Semiconductors - 2.1% (Continued)
MACOM Technology Solutions Holdings, Inc. (a)	338	$42,078
Qorvo, Inc. (a)	485	44,174
Rambus, Inc. (a)	560	58,352
Skyworks Solutions, Inc.	789	60,737
Universal Display Corp.	232	33,322
		407,282
Systems Software - 2.5%
Commvault Systems, Inc. (a)	230	43,419
Dolby Laboratories, Inc. - Class A	318	23,014
Gen Digital, Inc.	2,848	80,855
Gitlab, Inc. - Class A (a)	685	30,880
Monday.com Ltd. (a)	218	42,224
Nebius Group NV (a)	1,050	117,883
Rubrik, Inc. - Class A (a)	629	51,735
SentinelOne, Inc. - Class A (a)	1,652	29,092
UiPath, Inc. - Class A (a)	2,097	28,058
Varonis Systems, Inc. (a)	614	35,287
		482,447
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	272	32,912
TD SYNNEX Corp.	406	66,482
		99,394
Technology Hardware, Storage & Peripherals - 1.5%
IonQ, Inc. (a)	1,300	79,950
Pure Storage, Inc. - Class A (a)	1,655	138,705
Sandisk Corp./DE (a)	724	81,233
		299,888
Total Information Technology		2,874,807

Materials - 4.8%
Aluminum - 0.2%
Alcoa Corp.	1,361	44,763

Commodity Chemicals - 0.1%
Westlake Corp.	185	14,256

Construction Materials - 0.5%
Eagle Materials, Inc.	169	39,383
James Hardie Industries PLC (a)	3,056	58,706
		98,089
Diversified Metals & Mining - 0.3%
MP Materials Corp. (a)	768	51,510

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Fertilizers & Agricultural Chemicals - 0.3%
Mosaic Co.	1,664	$57,708

Forest Products - 0.1%
Louisiana-Pacific Corp.	331	29,406

Gold - 0.4%
Royal Gold, Inc.	346	69,401

Metal, Glass & Plastic Containers - 0.5%
AptarGroup, Inc.	346	46,246
Crown Holdings, Inc.	608	58,727
		104,973
Paper & Plastic Packaging Products & Materials - 0.5%
Avery Dennison Corp.	408	66,165
Graphic Packaging Holding Co.	1,540	30,138
		96,303
Specialty Chemicals - 1.2%
Albemarle Corp.	618	50,107
Axalta Coating Systems Ltd. (a)	1,138	32,570
Eastman Chemical Co.	604	38,082
NewMarket Corp.	42	34,785
RPM International, Inc.	669	78,862
		234,406
Steel - 0.7%
Carpenter Technology Corp.	255	62,613
Reliance, Inc.	275	77,228
		139,841
Total Materials		940,656

Real Estate - 0.8%
Real Estate Services - 0.8%
Jones Lang LaSalle, Inc. (a)	245	73,078
Zillow Group, Inc. - Class A (a)	265	19,727
Zillow Group, Inc. - Class C (a)	864	66,571
Total Real Estate		159,376

Utilities - 2.7%
Electric Utilities - 1.1%
IDACORP, Inc.	284	37,531
OGE Energy Corp.	1,057	48,907
Oklo, Inc. (a)	615	68,652
Pinnacle West Capital Corp.	627	56,217
		211,307

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 92.6% (CONTINUED)	Shares	Value
Gas Utilities - 0.4%
National Fuel Gas Co.	469	$43,322
UGI Corp.	1,124	37,384
		80,706
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	3,700	48,692
Talen Energy Corp. (a)	244	103,793
		152,485
Renewable Electricity - 0.1%
Clearway Energy, Inc. - Class A	158	4,255
Clearway Energy, Inc. - Class C	431	12,176
		16,431
Water Utilities - 0.3%
Essential Utilities, Inc.	1,476	58,892
Total Utilities		519,821
TOTAL COMMON STOCKS (Cost $15,976,689)		18,042,119

REAL ESTATE INVESTMENT TRUSTS - 7.2%
Financials - 0.9%
Mortgage REITs - 0.9%
AGNC Investment Corp.	5,349	52,367
Annaly Capital Management, Inc.	3,379	68,290
Rithm Capital Corp.	2,780	31,664
Starwood Property Trust, Inc.	1,830	35,447
Total Financials		187,768

Real Estate - 6.3%
Diversified REITs - 0.4%
WP Carey, Inc.	1,138	76,895

Health Care REITs - 0.7%
Healthpeak Properties, Inc.	3,656	70,013
Omega Healthcare Investors, Inc.	1,524	64,343
		134,356
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts, Inc.	3,771	64,182

Industrial REITs - 0.9%
EastGroup Properties, Inc.	279	47,223
First Industrial Realty Trust, Inc.	696	35,823
Lineage, Inc.	373	14,413
Rexford Industrial Realty, Inc.	1,243	51,100
STAG Industrial, Inc.	984	34,725
		183,284

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 7.2% (CONTINUED)	Shares	Value
Multi-Family Residential REITs - 0.3%
Camden Property Trust	556	$59,370

Office REITs - 0.5%
BXP, Inc.	831	61,777
Vornado Realty Trust	923	37,409
		99,186
Other Specialized REITs - 0.6%
Gaming and Leisure Properties, Inc.	1,432	66,745
Lamar Advertising Co. - Class A	461	56,436
		123,181
Retail REITs - 1.7%
Agree Realty Corp.	570	40,493
Brixmor Property Group, Inc.	1,603	44,371
Federal Realty Investment Trust	451	45,691
Kimco Realty Corp.	3,506	76,606
NNN REIT, Inc.	1,050	44,698
Regency Centers Corp.	951	69,328
		321,187
Self-Storage REITs - 0.3%
CubeSmart	1,194	48,548

Single-Family Residential REITs - 0.6%
American Homes 4 Rent - Class A	1,678	55,793
Equity LifeStyle Properties, Inc.	927	56,269
		112,062
Total Real Estate		1,222,251
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,360,352)		1,410,019

RIGHTS - 0.0%(b)
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00 (a)(c)	353	—
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	3,622	—
TOTAL RIGHTS (Cost $0)

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.05%(d)	14,689	14,689
TOTAL MONEY MARKET FUNDS (Cost $14,689)		14,689

TOTAL INVESTMENTS - 99.9% (Cost $17,351,730)		$19,466,827
Other Assets in Excess of Liabilities - 0.1%		15,185
TOTAL NET ASSETS - 100.0%		$19,482,012
Percentages are stated as a percent of net assets.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE MID-CAP ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive Mid Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$18,042,119	$—	$—	$18,042,119
Real Estate Investment Trusts	1,410,019	—	—	1,410,019
Rights	—	—	0(a)	0
Money Market Funds	14,689	—	—	14,689
Total Investments	$19,466,827	$—	$0	$19,466,827
(a) Represents less than $0.50. Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.
Refer to the Schedule of Investments for further disaggregation of investment categories.